Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 351,013	$ 335,058
Accumulated depreciation	(155,147)	(131,327)
Property, plant and equipment, less capital work-in-progress	195,866	203,731
Construction work in progress	4,085	4,684
Property, plant and equipment, net	199,951	208,415
Depreciation	31,600	33,800	$ 33,400
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	133,656	128,185
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	131,993	121,971
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	48,237	48,917
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,893	16,393
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,234	$ 19,591